Accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts payable and accrued liabilities
Trade payables	$ 10,580	$ 18,057
Other payables	5,231	5,005
Income taxes payable		716
Accrued liabilities	9,568	7,328
Total	$ 25,379	$ 31,106